Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Detail of premises and equipment

	In Thousands
	2012	2011
Land	$15,115	15,111
Buildings	25,114	23,578
Leasehold improvements	140	140
Furniture and equipment	5,765	5,636
Automobiles	119	92
Construction-in-progress	—	1,118

	46,253	45,675
Less accumulated depreciation	(10,400)	(10,238)

	$35,853	35,437